Earnings Per Share - Additional Information (Details)	12 Months Ended
	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Earnings Per Share [Line Items]
Number of options outstanding	2,134,850	1,785,450	2,146,550
Anti-dilutive share options	1,723,584	1,577,950
Share Purchase Warrants
Earnings Per Share [Line Items]
Number of shares outstanding	5,851,000	2,820,000
Anti-dilutive common shares outstanding	5,851,000	1,820,000